Guarantees, commitments and risks - Value at risk - parametric method (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Guarantees, commitments and risks
Value at risk	€ 3,660	€ 1,340
Interest rate risk | Maximum
Guarantees, commitments and risks
Value at risk	11,040	7,390
Interest rate risk | Minimum
Guarantees, commitments and risks
Value at risk	1,290	1,180
Interest rate risk | Average
Guarantees, commitments and risks
Value at risk	3,320	2,930
Currency
Guarantees, commitments and risks
Value at risk	120	180
Currency | Maximum
Guarantees, commitments and risks
Value at risk	280	480
Currency | Minimum
Guarantees, commitments and risks
Value at risk	110	100
Currency | Average
Guarantees, commitments and risks
Value at risk	€ 180	€ 280